DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Forward contracts [Member] | Foreign exchange [Member]
Derivative [Line Items]
Fair value of derivative instruments	$ (57)	$ 1,949
Option contracts to hedge payroll expenses [Member]
Derivative [Line Items]
Fair value of derivative instruments	$ (91)	$ (806)